Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest		$ 117,172		$ 113,084		$ 103,047
Cash paid for income taxes, net of refunds received		89,034		29,106		93,435
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment		(13,827)	[1]	7,349	[1]	3,339	[1]
Theatre properties and equipment acquired under capital lease		18,754		6,696		6,934
Change in fair market values of interest rate swap agreements, net of taxes		1,827		4,867		7,170
Investment in NCM-receipt of common units (See Note 4)		9,137		9,302		30,683
Investment in NCM-change of interest gain (See Note 4)						271
Net book value of equipment contributed to DCIP (See Note 5)	18,090					18,090
Investment in RealD (See Note 6)				3,402		18,909
Change in fair market value of available-for-sale securities, net of taxes (See Note 6)		2,499		(13,566)		5,659
Capital contribution from Cinemark Holdings, Inc. as a result of the Colombia Share Exchange (See Note 7)						6,951
Noncash distribution to Cinemark Holdings, Inc. (See Note 22)		$ (5,356)		$ (8,175)

[1]	Additions to theatre properties and equipment included in accounts payable as of December 31, 2011 and 2012 were $18,512 and $4,685, respectively.